Basis of Preparation (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basis Of Preparation [Abstract]
Beginning, offices	$ 1,715,606
Additions, offices	1,002,005
Disposal - Net, offices	(687,775)
Depreciation, offices	(516,175)
Interest expense, offices
Payments, offices
Ending, offices	1,513,661	$ 1,715,606
Beginning, lease liabilities	1,715,606
Additions, lease liabilities	1,002,005
Disposal - Net, lease liabilities	(656,416)
Depreciation, lease liabilities
Interest expense, lease liabilities	108,426
Payments, lease liabilities	(606,232)
Ending, lease liabilities	1,563,389	$ 1,715,606
Current, lease liabilities	521,687
Non-current, lease liabilities	$ 1,041,702